CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents (Note 8)	$ 65,711	$ 71,432
Marketable securities - current (Note 9)	3	4
Accounts receivable - net (Note 10)	871	1,246
Prepaid expenses	547	545
Restricted cash (Notes 8 and 15)	500	1,000
Other current assets (Note 11)	1,250	271
Total Current Assets	68,882	74,498
Equity investments (Note 13)	72	4,524
PROPERTY, PLANT AND EQUIPMENT (Note 14)
Land and buildings		1,100
Information and communication equipment		3,783
Office furniture and fixtures		166
Leasehold improvements		116
Other	7
Property, Plant and Equipment, Gross, Total	7	5,165
Less: Accumulated depreciation		(3,774)
Net long-lived assets	7	1,391
INTANGIBLE ASSETS - NET (Note 5)		88
OTHER ASSETS
Refundable deposits	245	272
Prepaid licensing and royalty fees (Note 6)	1,020	239
Other (Note 18)	101	183
TOTAL ASSETS	70,327	81,195
CURRENT LIABILITIES
Short-term borrowings (Note 15)	2,480	6,093
Accounts payable	266	320
Accrued compensation	210	759
Accrued expenses (Note 16)	3,828	3,037
Deferred revenue	1,868	1,750
Other current liabilities (Note 17)	346	1,523
Total Current Liabilities	8,998	13,482
NONCURRENT LIABILITIES
Accrued pension liabilities (Note 18)	0	0
Other (Notes 19 and 23)	1,671	1,722
Total Liabilities	10,669	15,204
GigaMedia Shareholders’ Equity:
Common shares, no par value, and additional paid-in capital; issued and outstanding 11,052 thousand shares in 2015 and 2016	308,754	308,745
Accumulated deficit	(226,485)	(220,419)
Accumulated other comprehensive loss	(22,611)	(22,335)
Total GigaMedia Shareholders’ Equity	59,658	65,991
COMMITMENTS AND CONTINGENCIES (Note 25)
TOTAL LIABILITIES AND EQUITY	$ 70,327	$ 81,195